Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		$ 919	[1]	$ 864
Interest income		84	[1]	58
Changes on asset ceiling		65	[1]	60
Translation adjustment		46	[1]	(63)
Benefit obligation (Plan assets) as at end of the year	[1]	1,114		919
Net defined benefit liability (asset)	[1]	84
Non-current provisions for employee benefits	[1]	84
Provisions for employee benefits	[1]	84
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		2,833		3,105
Interest income		325		196
Translation adjustment		5		(208)
Benefit obligation (Plan assets) as at end of the year		5,142		2,833
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,752		3,969
Interest income		412		253
Translation adjustment		44		(276)
Benefit obligation (Plan assets) as at end of the year		6,340		3,752
Net defined benefit liability (asset)		6,340	[1]	3,752
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(1,114)	[1]	(919)
Overfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(5,142)	[1]	(2,833)
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		876		864
Interest income		83		58
Changes on asset ceiling		(89)		16
Translation adjustment		54		(62)
Benefit obligation (Plan assets) as at end of the year		924		876
Overfunded Pension Plans [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(2,634)		(2,572)
Overfunded Pension Plans [Member] | Country of domicile [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		3,558		3,448
Overfunded Pension Plans [Member] | Country of domicile [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(924)		(876)
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		44
Interest income		1
Changes on asset ceiling		160		44
Translation adjustment		(15)
Benefit obligation (Plan assets) as at end of the year		190		44
Net defined benefit liability (asset)		84
Non-current provisions for employee benefits		84
Provisions for employee benefits		84
Overfunded Pension Plans [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(2,508)		(261)
Overfunded Pension Plans [Member] | Foreign countries [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		2,782		305
Overfunded Pension Plans [Member] | Foreign countries [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(190)		(44)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(269)		(204)
Current provisions for employee benefits		(10)		(47)
Non-current provisions for employee benefits		(259)		(157)
Provisions for employee benefits		(269)		(204)
Underfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,983		4,632
Interest income		39		122
Translation adjustment		(5)		(10)
Benefit obligation (Plan assets) as at end of the year		608		3,983
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,779		3,992
Interest income		17		102
Translation adjustment		(9)		2
Benefit obligation (Plan assets) as at end of the year		339		3,779
Net defined benefit liability (asset)		339		3,779
Underfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(608)		(3,983)
Underfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(145)		(143)
Current provisions for employee benefits		(3)		(40)
Non-current provisions for employee benefits		(142)		(103)
Provisions for employee benefits		(145)		(143)
Underfunded Pension Plans [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(246)		(237)
Underfunded Pension Plans [Member] | Country of domicile [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		101		94
Underfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(124)		(61)
Current provisions for employee benefits		(7)		(7)
Non-current provisions for employee benefits		(117)		(54)
Provisions for employee benefits		(124)		(61)
Underfunded Pension Plans [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(362)		(3,746)
Underfunded Pension Plans [Member] | Foreign countries [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		238		3,685
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(1,057)		(1,428)
Current provisions for employee benefits		(56)		(52)
Non-current provisions for employee benefits		(1,001)		(1,376)
Provisions for employee benefits		(1,057)		(1,428)
Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		1,427		1,733
Interest income		60		33
Translation adjustment		(24)		(23)
Benefit obligation (Plan assets) as at end of the year		1,057		1,427
Other Benefits [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year
Benefit obligation (Plan assets) as at end of the year
Other Benefits [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(1,057)		(1,428)
Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(321)		(301)
Current provisions for employee benefits		(16)		(5)
Non-current provisions for employee benefits		(305)		(296)
Provisions for employee benefits		(321)		(301)
Other Benefits [Member] | Country of domicile [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(321)		(301)
Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		(736)		(1,127)
Current provisions for employee benefits		(40)		(47)
Non-current provisions for employee benefits		(696)		(1,080)
Provisions for employee benefits		(736)		(1,127)
Other Benefits [Member] | Foreign countries [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		$ (736)		$ (1,127)

[1]	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.